14. INCOME TAX: Schedule of components of deferred income tax assets (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of components of deferred income tax assets

	2021	2020

Deferred income tax assets
Non-capital loss carryforwards	$2,045,000	$1,945,000
Allowable capital losses	9,000	9,000
Share issue costs	12,000	23,000
	2,066,000	1,977,000
Valuation allowance	(2,066,000)	(1,977,000)
Net deferred income tax assets	$-	$-